UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment: __  Amendment Number: __
  This Amendment (Check only one.)  ___    is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Spring Point Capital, LLC
Address:  101 California Street, Suite 4350
          San Francisco, CA 94111

Form 13F File Number:   28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bridget Castoria
Title:   Chief Financial Officer
Phone:   415-675-3300

Signature, Place and Date of Signing:


Bridget Castoria       San Francisco, CA               July 30, 2009

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   369,873 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

NAME OF ISSUER               TITLE OF    CUSIP     VALUE    SHARES       SH/  PUT/   INV.  OTHER VOTING AUTH
                             CLASS                 X1000                 PRN  CALL   DISC. MGR
                                                                                                 SOLE           SHR  NONE

***ACCENTURE LTD CL-A        COM         G1150G111 7,395    221,000      SH          Sole        221,000
***CRESCENT POINT ENERGY     COM         225908102 3,382    114,610      SH          Sole        114,610
TRUST
***TYCO ELECTRONICS LTD      COM         G9144P105 11,676   628,075      SH          Sole        628,075
***TYCO INTERNATIONAL LTD    COM         H89128104 14,112   543,175      SH          Sole        543,175
ALKERMES INC                 NASDAQ OTC  01642T108 4,608    425,900      SH          Sole        425,900
                             ISSUES
AMERICAN EAGLE OUTFITTERS    NASDAQ OTC  02553E106 10,300   726,900      SH          Sole        726,900
INC                          ISSUES
BROADRIDGE FINANCIAL         COM         11133T103 7,736    466,600      SH          Sole        466,600
SOLUTIONS
CANDELA LASER CORP           NASDAQ OTC  136907102 474      464,880      SH          Sole        464,880
                             ISSUES
COMTECH TELECOMMUNICATIONS   NASDAQ OTC  205826209 5,903    185,150      SH          Sole        185,150
                             ISSUES
COVANTA HOLDING CORPORATION  COM         22282E102 6,138    361,900      SH          Sole        361,900
DELL INC                     NASDAQ OTC  24702R101 14,278   1,039,900    SH          Sole        1,039,900
                             ISSUES
FIDELITY NATIONAL            COM         31620M106 5,128    256,900      SH          Sole        256,900
INFORMATION
GREAT CANADIAN GAMING CORP   NASDAQ OTC  389914102 12,922   3,252,800    SH          Sole        3,252,800
                             ISSUES
H & R BLOCK  INC             COM         093671105 14,056   815,793      SH          Sole        815,793
HILLENBRAND INC              COM         431571108 4,248    255,300      SH          Sole        255,300
HSN INC                      NASDAQ OTC  404303109 10,234   968,181      SH          Sole        968,181
                             ISSUES
IAC/INTERACTIVE CORP         COM         44919P508 27,952   1,741,585    SH          Sole        1,741,585
INTERVAL LEISURE GROUP INC   NASDAQ OTC  46113M108 22,560   2,420,638    SH          Sole        2,420,638
                             ISSUES
INVENTIV HEALTH INC          NASDAQ OTC  46122E105 2,118    156,550      SH          Sole        156,550
                             ISSUES
KGEN PWR CORP                NASDAQ OTC  49373X103 2,502    454,900      SH          Sole        454,900
                             ISSUES
KING PHARMACEUTICALS INC     COM         495582108 4,489    466,100      SH          Sole        466,100
LCA-VISION INC               NASDAQ OTC  501803308 3,044    721,400      SH          Sole        721,400
                             ISSUES
LENDER PROCESSING SVCS INC   COM         52602E102 9,292    334,600      SH          Sole        334,600
MARKET VECTORS ETF TR        COM         57060U100 4,466    118,100      SH          Sole        118,100
MEREDITH CORP                COM         589433101 9,561    374,200      SH          Sole        374,200
MI DEVELOPMENTS INC SUB VTG  NASDAQ OTC  55304X104 829      109,200      SH          Sole        109,200
                             ISSUES
MICROSOFT CORP               NASDAQ OTC  594918104 17,219   724,400      SH          Sole        724,400
                             ISSUES
MICROSTRATEGY INC CL A       NASDAQ OTC  594972408 13,013   259,125      SH          Sole        259,125
                             ISSUES
MIRANT CORP                  NASDAQ OTC  60467R100 11,279   716,581      SH          Sole        716,581
                             ISSUES
NEUSTAR INC                  NASDAQ OTC  64126X201 4,800    216,600      SH          Sole        216,600
                             ISSUES
PARAMETRIC TECHNOLOGY CORP   NASDAQ OTC  699173209 4,203    359,500      SH          Sole        359,500
                             ISSUES
PFIZER INC                   COM         717081103 24,953   1,663,500    SH          Sole        1,663,500
SAVIENT PHARMACEUTICALS      NASDAQ OTC  80517Q100 7,319    529,200      SH          Sole        529,200
                             ISSUES
SMUCKER J M COMPANY          COM         832696405 7,601    156,200      SH          Sole        156,200
SONICWALL INC                NASDAQ OTC  835470105 9,955    1,816,601    SH          Sole        1,816,601
                             ISSUES
SPDR GOLD TRUST              GOLD SHS    78463V107 11,662   127,900      SH          Sole        127,900
SYMANTEC CORP                NASDAQ OTC  871503108 4,285    275,000      SH          Sole        275,000
                             ISSUES
SYNAPTICS INC                COM         87157D109 7,185    185,900      SH          Sole        185,900
SYNOPSYS INC                 NASDAQ OTC  871607107 10,783   552,700      SH          Sole        552,700
                             ISSUES
Ticketmaster                 COM         88633P302 4,179    650,958      SH          Sole        650,958
UNITEDHEALTH GROUP           COM         91324P102 5,708    228,500      SH          Sole        228,500
WELLPOINT INC                NASDAQ OTC  94973V107 2,275    44,700       SH          Sole        44,700
                             ISSUES
WESTERN UN CO                COM         959802109 4,051    247,000      SH          Sole        247,000

